Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of annual rates of depreciation
%

Computers and electronic equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

Schedule of fair value for options granted
2017

Dividend yield	0%
Expected volatility	46.4%-55.9%
Risk-free interest	1.6%-2.1%
Expected life (in years)	3.43-4.76